Convertible notes - Settlement alternatives (Details) $ in Thousands	Jul. 31, 2024 USD ($)
Convertible notes
Qualified financing	$ 44,000
Convertible notes | Maturity
Convertible notes
Discount percentage	25.00%
Valuation cap amount	$ 300,000
Convertible notes | Liquidity Event
Convertible notes
Discount percentage	25.00%
Valuation cap amount	$ 300,000
Convertible notes | Financing Events
Convertible notes
Discount percentage	20.00%
Valuation cap amount	$ 300,000